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                          SEI INSURANCE PRODUCTS TRUST

                          SEI VP Large Cap Value Fund
                         SEI VP Core Fixed Income Fund
                          SEI VP Large Cap Growth Fund
                             SEI VP Bond Index Fund
                           SEI VP S&P 500 Index Fund
                          SEI VP High Yield Bond Fund
                          SEI VP Small Cap Value Fund
                          SEI VP Small Cap Growth Fund
                       SEI VP Emerging Markets Debt Fund
                        SEI VP International Equity Fund
                      SEI VP Emerging Markets Equity Fund
                          SEI VP Prime Obligation Fund

                        Supplement Dated March 21, 2003
               to the Class A Shares Prospectus Dated May 1, 2002

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE CLASS A SHARES PROSPECTUS, AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS.

LIQUIDATION OF SEI INSURANCE PRODUCTS TRUST

At the quarterly meeting of the Board of Trustees held on March 11, 2003, the Board of Trustees unanimously voted to close and liquidate the SEI VP Large Cap Value Fund, SEI VP Core Fixed Income Fund, SEI VP Large Cap Growth Fund, SEI VP Bond Index Fund, SEI VP S&P 500 Index Fund, SEI VP High Yield Bond Fund, SEI VP Small Cap Value Fund, SEI VP Small Cap Growth Fund, SEI VP Emerging Markets Debt Fund, SEI VP International Equity Fund, SEI VP Emerging Markets Equity Fund and SEI VP Prime Obligation Fund (each a "Fund" and, collectively, the "Funds"), each a portfolio of the SEI Insurance Products Trust.

As of August 29, 2003, the Funds will cease operations and liquidate. The Funds intend to cease operations in an orderly manner and distribute their net assets to shareholders.

As shareholders redeem shares of a Fund between the date of this supplement and the liquidation of the Fund, the Fund may not be able to continue to invest its assets in accordance with its stated investment policies as a result of the decrease in the Fund's assets. Accordingly, such Fund may not be able to achieve its investment objective and may deviate from its investment policies during the period between the date of this supplement and the liquidation of the Fund.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE